Cash flow and cash equivalent information (Tables)	12 Months Ended
Jun. 30, 2018
Cash Flow And Cash Equivalent Information
Schedule of cash flows generated

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2018, 2017 and 2016.

	Note	06.30.18	06.30.17	06.30.16
Net income for the year		15,656,023	3,377,514	12,252,532
Adjustments:
Income tax expense	20	286,506	1,609,181	6,278,894
Amortization and depreciation	25	45,114	28,540	22,944
Net gain from fair value adjustment on investment properties	9	(16,690,117)	(3,133,413)	(17,092,403)
(Gain) / Loss from disposal of trading properties		(94,328)	(85,889)	241
Written off unused investment properties / property plant and equipment		-	-	23,650
Goodwill disposals		-	-	4,297
Averaging of schedule rent escalation	24	(29,456)	(90,197)	(42,832)
Directors’ fees	29	67,126	44,770	27,700
ILP Long term incentive program	22	6,404	16,545	16,359
Financial results, net		5,379,151	1,117,164	699,211
Provisions and allowances	25 y 26	98,907	54,764	15,397
Share of profit of associates and joint ventures	8	(639,525)	(152,703)	(204,299)
Interest held before the business combination		-	(7,618)	-
Foreign unrealized exchange gain on cash and fair value result of cash equivalents		(272,362)	(5,116)	(1,062)
Right to receive units due to default due to non-compliance	12	(7,873)	-	-
Changes in operating assets and liabilities
Increase in inventories		(2,160)	(4,520)	(2,855)
Decrease in trading properties		100,238	98,792	1,159
Increase in trade and other receivables		(229,761)	(156,265)	(606,342)
Increase in trade and other payables		485,697	396,988	187,298
Decrease in payroll and social security liabilities		34,583	39,713	12,689
Uses in provisions	19	(10,879)	(8,322)	(3,350)
Net cash generated from operating activities before income tax paid		4,183,288	3,139,928	1,589,228

Schedule of detail of significant non-cash transactions

The following table shows a detail of non-cash transactions occurred in the years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Non-cash transactions
Decrease in intangible assets trought an increase in trading properties	8,837	12,857	-
Increase in trading properties trought a decrease in investment properties	-	13,617	23,935
Increase in investment properties trought an increase in trade and other payables	132,898	-	-
Increase in investment properties trought an increase in borrowings	14,385	2,310	-
Increase in property plant and equipment a traves in un increase in borrowings	9,015	-	1,852
Increase in property plant and equipment trought a decrease in investment properties	3,026	-	15,224
Increase in investment properties troughtof a decrease in property plant and equipment	-	-	-
Increase in trade and other receivables trought a decrease in trading properties	2,959	-	-
Increase in trade and other receivables trought an increase in trade and other payables	16,659	-	-
Increase in trade and other receivables trought a decrease in investment in associates and joint ventures (Dividends)	7,165	-	-
Decrease in trade and other receivables trought an increase in investment in associates and joint ventures	3,811	2,671	-
Increase in investment in associates and joint ventures trought a decrease in provisions	158	-	-
Decrease in borrowings and trade and other payables trought a decrease in associates and joint ventures	3,965	20,284	-
Decrease in borrowings trought a decrease in investment in financial assets	-	-	372,203
Decrease in trade and other receivables trought a decrease in borrowings	-	30,123	3,591
Decrease in trade and other receivables trought a decrease in trade and other payables (Dividends)	-	64,109	253,663
Decrease in non-controling equity trought an increase in trade and other payables	36,400	-	64,209
Decrease in equity trought a decrease in trade and other receivables (Dividends)	-	656,965	-
Adquisición in non-controling interst	-	865	-
Increase in trade and other receivables trought an increase in borrowings	1,250	-	-
Increase in trade and other receivables trought an increase in borrowings	70	-	-

Balances incorporated as result of business combination

	06.30.18	06.30.17
Investments in joint ventures	-	(106,892)
Trade and other receivables	(36,346)	-
Income tax and minimum presumed income tax credits	(106)	(97,167)
Investment properties (Note 9)	(106,795)	-
Property, plant and equipment (Note 10)	(193)	-
Borrowings	-	54,516
Salaries and social security costs	2,518	-
Deferred income tax (Note 20)	12,070	6,314
Income tax and minimum presumed income tax liabilities	1,332	1,060
Trade and other payables	110,161	13,375
Provisions (Note 19)	452	2,361
Total net non-cash assets acquired	(16,907)	(126,433)
Cash and cash equivalent acquired	-	(6,902)
Fair value of interest held before combination	-	66,658
Goodwill (Note 12)	(74,486)	(26,375)
Non-controlling interest	6,763	40,004
Total net assets acquired	(84,630)	(53,048)
Financed amount	38,285	-
Cash acquired	-	6,902
Acquisition of subsidiaries, net of cash acquired	(46,345)	(46,146)